Ford Credit Auto Owner Trust 2024-A
Monthly Investor Report

Collection Period	March 2024
Payment Date	4/15/2024
Transaction Month	1
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,696,683,364.30	46,551		55.8 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$305,000,000.00	5.524%		April 15, 2025
Class A-2a Notes	$150,000,000.00	5.32%		January 15, 2027
Class A-2b Notes	$410,000,000.00	5.67864%	*	January 15, 2027
Class A-3 Notes	$560,000,000.00	5.09%		December 15, 2028
Class A-4 Notes	$75,000,000.00	5.01%		September 15, 2029
Class B Notes	$47,350,000.00	5.26%		November 15, 2029
Class C Notes	$31,560,000.00	0.00%		September 15, 2031
Total	$1,578,910,000.00
		* 30-day average SOFR + 0.36%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$6,390,836.17

Principal:
Principal Collections	$34,370,336.09
Prepayments in Full	$17,429,599.50
Liquidation Proceeds	$0.00
Recoveries	$0.00
Sub Total	$51,799,935.59
Collections	$58,190,771.76

Purchase Amounts:
Purchase Amounts Related to Principal	$684,694.64
Purchase Amounts Related to Interest	$2,619.27
Sub Total	$687,313.91

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$58,878,085.67

Ford Credit Auto Owner Trust 2024-A
Monthly Investor Report

Collection Period	March 2024
Payment Date	4/15/2024
Transaction Month	1
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$58,878,085.67
Servicing Fee	$1,413,902.80	$1,413,902.80	$0.00	$0.00	$57,464,182.87
Interest - Class A-1 Notes	$1,263,615.00	$1,263,615.00	$0.00	$0.00	$56,200,567.87
Interest - Class A-2a Notes	$576,333.33	$576,333.33	$0.00	$0.00	$55,624,234.54
Interest - Class A-2b Notes	$1,746,181.80	$1,746,181.80	$0.00	$0.00	$53,878,052.74
Interest - Class A-3 Notes	$2,058,622.22	$2,058,622.22	$0.00	$0.00	$51,819,430.52
Interest - Class A-4 Notes	$271,375.00	$271,375.00	$0.00	$0.00	$51,548,055.52
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$51,548,055.52
Interest - Class B Notes	$179,877.39	$179,877.39	$0.00	$0.00	$51,368,178.13
Second Priority Principal Payment	$16,634,006.88	$16,634,006.88	$0.00	$0.00	$34,734,171.25
Interest - Class C Notes	$0.00	$0.00	$0.00	$0.00	$34,734,171.25
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$34,734,171.25
Regular Principal Payment	$288,365,993.12	$34,734,171.25	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$58,878,085.67

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$16,634,006.88
Regular Principal Payment					$34,734,171.25
Total					$51,368,178.13

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$51,368,178.13	$168.42	$1,263,615.00	$4.14	$52,631,793.13	$172.56
Class A-2a Notes	$0.00	$0.00	$576,333.33	$3.84	$576,333.33	$3.84
Class A-2b Notes	$0.00	$0.00	$1,746,181.80	$4.26	$1,746,181.80	$4.26
Class A-3 Notes	$0.00	$0.00	$2,058,622.22	$3.68	$2,058,622.22	$3.68
Class A-4 Notes	$0.00	$0.00	$271,375.00	$3.62	$271,375.00	$3.62
Class B Notes	$0.00	$0.00	$179,877.39	$3.80	$179,877.39	$3.80
Class C Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total	$51,368,178.13	$32.53	$6,096,004.74	$3.86	$57,464,182.87	$36.39

Ford Credit Auto Owner Trust 2024-A
Monthly Investor Report

Collection Period	March 2024
Payment Date	4/15/2024
Transaction Month	1

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$305,000,000.00	1.0000000	$253,631,821.87	0.8315797
Class A-2a Notes	$150,000,000.00	1.0000000	$150,000,000.00	1.0000000
Class A-2b Notes	$410,000,000.00	1.0000000	$410,000,000.00	1.0000000
Class A-3 Notes	$560,000,000.00	1.0000000	$560,000,000.00	1.0000000
Class A-4 Notes	$75,000,000.00	1.0000000	$75,000,000.00	1.0000000
Class B Notes	$47,350,000.00	1.0000000	$47,350,000.00	1.0000000
Class C Notes	$31,560,000.00	1.0000000	$31,560,000.00	1.0000000
Total	$1,578,910,000.00	1.0000000	$1,527,541,821.87	0.9674661

Pool Information
Weighted Average APR	4.791%	4.800%
Weighted Average Remaining Term	55.81	55.03
Number of Receivables Outstanding	46,551	45,853
Pool Balance	$1,696,683,364.30	$1,644,198,400.72
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,578,914,009.99	$1,530,715,993.12
Pool Factor	1.0000000	0.9690661

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,285.02
Yield Supplement Overcollateralization Amount	$113,482,407.60
Targeted Overcollateralization Amount	$165,776,378.79
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$116,656,578.85

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,285.02
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,285.02
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,285.02

Ford Credit Auto Owner Trust 2024-A
Monthly Investor Report

Collection Period	March 2024
Payment Date	4/15/2024
Transaction Month	1
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		40	$333.35
(Recoveries)		0	$0.00
Net Loss for Current Collection Period			$333.35
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.0002%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			N/A
Second Prior Collection Period			N/A
Prior Collection Period			N/A
Current Collection Period			0.0002%
Four Month Average (Current and Prior Three Collection Periods)			N/A

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		40	$333.35
(Cumulative Recoveries)			$0.00
Cumulative Net Loss for All Collection Periods			$333.35
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0000%

Average Realized Loss for Receivables that have experienced a Realized Loss			$8.33
Average Net Loss for Receivables that have experienced a Realized Loss			$8.33

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.20%	90	$3,312,675.03
61-90 Days Delinquent	0.00%	0	$0.00
91-120 Days Delinquent	0.00%	0	$0.00
Over 120 Days Delinquent	0.00%	0	$0.00
Total Delinquent Receivables	0.20%	90	$3,312,675.03

Repossession Inventory:
Repossessed in the Current Collection Period		2	$79,911.63
Total Repossessed Inventory		2	$79,911.63

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			N/A
Prior Collection Period			N/A
Current Collection Period			0.0000%
Three Month Average			N/A

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.30%
25-36	2.40%
37+	4.75%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0000%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2024-A
Monthly Investor Report

Collection Period	March 2024
Payment Date	4/15/2024
Transaction Month	1

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	60	$2,713,613.09
2 Months Extended	50	$2,351,210.42
3+ Months Extended	7	$280,681.09

Total Receivables Extended	117	$5,345,504.60
IX. Credit Risk Retention

The fair value of the Notes and the Residual Interest on the Closing Date is summarized below.
	Fair Value	Fair Value
	(in millions)	(as a percentage)

Class A Notes	$1,500.0	91.8%
Class B Notes	47.4	2.9
Class C Notes	20.1	1.2
Residual Interest	67.3	4.1

Total	$1,634.8	100.0%

The Depositor must retain a Retained Interest with a fair value of at least 5% of the aggregate value of the Notes and Residual Interest, or $81.74 million, according to Regulation RR.
X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

XI. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 5, 2024

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer